EMPLOYEE BENEFIT PLANS - Employer Contributions (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 200,000
Expected employer contributions (more than)	200,000.0
Expected benefit payments	2,200,000
Unfunded Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	2,300,000
Domestic Nonqualified Pension and Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected benefit payments	$ 66,000,000